MERGER WITH VAPORIN, INC (Details Narrative 1) - USD ($)			12 Months Ended
	Dec. 17, 2014	Dec. 17, 2014	Dec. 31, 2014	Dec. 27, 2013
Merger closing date	Mar. 04, 2015
Percentage of receive merger consideration to shareholders	45.00%
Maximum percentage of current premium require to be paid	2.00%
Percentage of ownership	50.00%	50.00%	50.00%	50.00%
Joint Venture [Member]
Proceeds from secured line of credit		$ 3,000,000
Vaporin [Member]
Issuance of common stock in connection with the Merger (See Note 3), shares			13,591,533
Company issued and sold shares value			$ 25,000,000
Percentage of ownership	0.50%	0.50%
Vaporin [Member] | Restricted Stock [Member]
Merger closing date	Mar. 04, 2015
Issuance of common stock in connection with the Merger (See Note 3), shares	378,047		910,000
Company issued and sold shares value	$ 2,079,071
Maximum percentage of current premium require to be paid	5.50%
March 4, 2015 [Member]
Company issued and sold shares value			$ 3,500,000